Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Right-of-use Assets And Lease Liabilities
Schedule of ROU Assets and Operating Lease Liabilities

The Company’s ROU assets and operating lease liabilities recognized in the consolidated balances sheets consist of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Operating lease ROU assets	312,491	159,070	201,064

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Operating lease liabilities
Current portion	153,546	48,106	60,806
Non-current portion	158,945	110,964	140,258
Total	312,491	159,070	201,064

Schedule of Operating Leases Weighted Average Lease Term and Discount Rate

	As of June 30,
	2023	2024
Operating leases:
Weighted average remaining lease term (years)	3	2
Weighted average discount rate (note)	3%	3%

Note:	The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments as the implicit rate cannot be readily determined.

Schedule of Maturity of Non-cancellable Operating Lease Obligations

The maturity analysis of the Company’s non-cancellable operating lease obligations as of June 30, 2024 was as follows:

	Operating leases
	GBP	US$
Year ending June 30, 2025	52,187	65,964
Year ending June 30, 2026	43,350	54,795
Year ending June 30, 2027	39,738	50,229
Year ending June 30, 2028 and onward	32,513	41,096
Future minimum operating lease payment	167,788	212,084
Less: imputed interest	(8,718)	(11,020)
Lease liabilities recognized in the consolidated balance sheet	159,070	201,064